Valuation And Qualifying Accounts And Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 23.5	$ 20.2	$ 4.9
Additions (Credited) to Cost and Expenses	17.1	2.8	16.7
Deductions	1.9	(0.5)	1.4
Balance at End of Period	42.0	23.5	20.2
Allowance for doubtful receivables | Adjusted balance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	26.8
Balance at End of Period		26.8
Tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	16.8	13.2	24.2
Additions (Credited) to Cost and Expenses	2.5	1.5	(7.8)
Deductions	1.2	(2.1)	3.2
Balance at End of Period	$ 18.1	$ 16.8	$ 13.2